INTANGIBLE ASSETS - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 139
Ending balance	124	$ 139
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	738	696
Additions	40	62
Disposals	(19)	0
Transfer	0	0
Exchange difference	2	(20)
Ending balance	761	738
Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(599)	(567)
Disposals	19	0
Exchange difference	(3)	13
Amortization	(54)	(45)
Ending balance	$ (637)	$ (599)